                    GENERAL AMERICAN CAPITAL COMPANY
                         PROSPECTUS SUPPLEMENT
                         Dated November 9, 1999


This page supplements the General American Capital Company Prospectus dated May 1, 1999, as set forth below. Please keep this Prospectus Supplement with your Prospectus for future reference.

The third paragraph under the heading "Portfolio Managers" on pages 12 and 13 is deleted and the first paragraph under the same heading is replaced by the following paragraph:

     "David A. Kaslow, CFA, Vice President of the Adviser, manages the Managed Equity Fund, the Asset Allocation Fund, the International Index Fund, the Mid-Cap Equity Fund, the S&P 500 Index Fund, and the Small-Cap Equity Fund. He has managed the Asset Allocation Fund, International Index Fund, and Mid-Cap Equity Fund since January 1997, the Managed Equity Fund since October 1998, and the S&P 500 Index Fund and Small-Cap Equity fund since November 1999. Prior to joining the Adviser in 1994, Mr. Kaslow performed equity research at FBW Investment Management.
Mr. Kaslow has a bachelor's degree from Tulane University and a master's degree from Washington University (St. Louis, Missouri)."

                    GENERAL AMERICAN CAPITAL COMPANY
                         PROSPECTUS SUPPLEMENT
                         Dated November 9, 1999


This page supplements the General American Capital Company Prospectus dated May 1, 1999, as set forth below. Please keep this Prospectus Supplement with your Prospectus for future reference.

The third paragraph under the heading "Portfolio Managers" on page 9 is deleted and the first paragraph under the same heading is replaced by the following paragraph:

     "David A. Kaslow, CFA, Vice President of the Adviser, manages the Managed Equity Fund, the Asset Allocation Fund, and the S&P 500 Index Fund. He has managed the Asset Allocation Fund since January 1997, the Managed Equity Fund since October 1998, and the S&P 500 Index Fund since November 1999. Prior to joining the Adviser in 1994, Mr. Kaslow performed equity research at FBW Investment Management. Mr. Kaslow has a bachelor's degree from Tulane University and a master's degree from Washington University (St. Louis, Missouri)."